Note 8 Financial Assets at Fair Value By Levels (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets at fair value by levels [Line Items]
Assets	€ 662,885	€ 733,797	€ 695,471
Financial assets held for trading [Member]
Financial assets at fair value by levels [Line Items]
Observable inputs	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Financial assets held for trading [Member] | equity instruments [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Comparable pricing (Observable price in a similar market)Net asset value
Observable inputs	- Brokers quotes- Market operations- NAVs published
Unobservable inputs	-NAV provided by the administrator of the fund
Financial assets held for trading [Member] | Debt securities [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Present-value method(Discounted future cash flows)Observed prices in non-active markets
Observable inputs	- Issuer´s credit risk- Current market interest rates- Non active markets prices
Unobservable inputs	- Prepayment rates- Issuer´s credit risk- Recovery rates
Financial assets held for trading [Member] | loans and advances [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Present-value method(Discounted future cash flows)
Observable inputs	- Issuer´s credit risk- Current market interest rates- Funding interest rates observed in the market or in consensus services- Exchange rates
Unobservable inputs	- Prepayment rates- Issuer´s credit risk- Recovery rates- Funding interest rates not observed in the market or in consensus services
Financial assets held for trading [Member] | Interest rate [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Interest rate products (Interest rate Swaps, Call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black 76, Hull-White y SABRBond options: Black 76Swaptions: Black, Hull-White y LGMOther Interest rate Options: Black 76, Hull-White y LGMConstant Maturity Swaps: SABR
Unobservable inputs	- Beta- Implicit correlations between tenors- interest rates volatility
Financial assets held for trading [Member] | Equity [member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Future and Equity Forward: Discounted future cash flowsEquity Options: Local Volatility, Momentum adjustment and Heston
Unobservable inputs	- Volatility of volatility- Implicit assets correlations- Long term implicit correlations- Implicit dividends and long term repos
Financial assets held for trading [Member] | Foreign exchange and gold [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local volatility, momentum adjustment
Unobservable inputs	- Volatility of volatility- Implicit assets correlations- Long term implicit correlations
Financial assets held for trading [Member] | Credit [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Credit Derivatives: Default model and Gaussian copula
Unobservable inputs	- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Financial assets held for trading [Member] | Commodities [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Commodities: Momentum adjustment and discounted cash flows
Non trading financial assets mandatorily at fair value through profit or loss [Member] | equity instruments [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Comparable pricing (Observable price in a similar market)Net asset value
Observable inputs	- Brokers quotes- Market operations- NAVs published
Unobservable inputs	- NAV provided by the administrator of the fund
Non trading financial assets mandatorily at fair value through profit or loss [Member] | Debt securities [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Present-value method(Discounted future cash flows)
Observable inputs	- Issuer credit risk- Current market interest rates
Unobservable inputs	- Prepayment rates- Issuer credit risk- Recovery rates
Non trading financial assets mandatorily at fair value through profit or loss [Member] | loans and advances [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Specific liquidation criteria regarding losses of the EPA proceedingsPD and LGD of the internal models, valuations and specific criteria of the EPA proceedings Discounted future cash flows
Unobservable inputs	- Prepayment rates- Business plan of the underlying asset, WACC, macro scenario- Property valuation
Financial assets designated at fair value through profit or loss [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Present-value method(Discounted future cash flows)
Observable inputs	- Issuer credit risk- Current market interest rates
Financial assets at fair value through other comprehensive income, category [member] | equity instruments [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Comparable pricing (Observable price in a similar market)Net asset value
Observable inputs	- Brokers quotes- Market operations- NAVs published
Unobservable inputs	- NAV provided by the administrator of the fund
Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Present-value method(Discounted future cash flows)Observed prices in non-active markets
Observable inputs	- Issuer´s credit risk- Current market interest rates- Non active market prices
Unobservable inputs	- Prepayment rates- Issuer credit risk- Recovery rates
Hedging derivatives [Member]
Financial assets at fair value by levels [Line Items]
Observable inputs	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Hedging derivatives [Member] | Interest rate [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Interest rate products (Interest rate Swaps, Call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black, Hull-White y SABRBond options: Black 76Swaptions: Black 76, Hull-White y LGMOther Interest rate Options: Black 76, Hull-White y LGMConstant maturity Swaps: SABR
Unobservable inputs	- Beta- Implicit correlations between tenors- interest rates volatility
Hedging derivatives [Member] | Equity [member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Future and Equity Forward: Discounted future cash flowsEquity Options: Local volatility, Black 76, Momentum adjustment and Heston
Unobservable inputs	- Volatility of volatility- Implicit assets correlations- Long term implicit correlations- Implicit dividends and long term repos
Hedging derivatives [Member] | Foreign exchange and gold [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local volatility, momentum adjustment
Unobservable inputs	- Volatility of volatility- Implicit assets correlations- Long term implicit correlations
Hedging derivatives [Member] | Credit [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Credit Derivatives: Default model and Gaussian copula
Unobservable inputs	- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Hedging derivatives [Member] | Commodities [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Commodities: Momentum adjustment and Discounted cash flows
Unobservable inputs
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member]
Financial assets at fair value by levels [Line Items]
Assets	€ 87,736	71,938	69,092
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | equity instruments [Member]
Financial assets at fair value by levels [Line Items]
Assets	0	31	0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Debt securities [Member]
Financial assets at fair value by levels [Line Items]
Assets	13,725	11,123	8,178
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | loans and advances [Member]
Financial assets at fair value by levels [Line Items]
Assets	47,279	26,741	30,491
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Derivatives [member]
Financial assets at fair value by levels [Line Items]
Assets	26,732	34,043	28,593
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Interest rate [Member]
Financial assets at fair value by levels [Line Items]
Assets
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Equity [member]
Financial assets at fair value by levels [Line Items]
Assets
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Foreign exchange and gold [Member]
Financial assets at fair value by levels [Line Items]
Assets
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Credit [Member]
Financial assets at fair value by levels [Line Items]
Assets
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Commodities [Member]
Financial assets at fair value by levels [Line Items]
Assets
Level 2 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member]
Financial assets at fair value by levels [Line Items]
Assets	522	381	92
Level 2 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | equity instruments [Member]
Financial assets at fair value by levels [Line Items]
Assets	394	57	1
Level 2 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | Debt securities [Member]
Financial assets at fair value by levels [Line Items]
Assets	128	324	91
Level 2 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | loans and advances [Member]
Financial assets at fair value by levels [Line Items]
Assets	0	0	0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets designated at fair value through profit or loss [Member]
Financial assets at fair value by levels [Line Items]
Assets	176	178	0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets designated at fair value through profit or loss [Member] | Debt securities [Member]
Financial assets at fair value by levels [Line Items]
Assets	176	178	0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member]
Financial assets at fair value by levels [Line Items]
Assets	7,545	7,866	9,203
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | equity instruments [Member]
Financial assets at fair value by levels [Line Items]
Assets	36	34	146
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Financial assets at fair value by levels [Line Items]
Assets	7,509	7,832	9,057
Level 2 Of Fair Value Hierarchy [Member] | Hedging derivatives [Member]
Financial assets at fair value by levels [Line Items]
Assets	1,733	1,862	1,685
Level 2 Of Fair Value Hierarchy [Member] | Hedging derivatives [Member] | Interest rate [Member]
Financial assets at fair value by levels [Line Items]
Assets
Level 2 Of Fair Value Hierarchy [Member] | Hedging derivatives [Member] | Equity [member]
Financial assets at fair value by levels [Line Items]
Assets
Level 2 Of Fair Value Hierarchy [Member] | Hedging derivatives [Member] | Foreign exchange and gold [Member]
Financial assets at fair value by levels [Line Items]
Assets
Level 2 Of Fair Value Hierarchy [Member] | Hedging derivatives [Member] | Credit [Member]
Financial assets at fair value by levels [Line Items]
Assets
Level 2 Of Fair Value Hierarchy [Member] | Hedging derivatives [Member] | Commodities [Member]
Financial assets at fair value by levels [Line Items]
Assets
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member]
Financial assets at fair value by levels [Line Items]
Assets	3,386	1,386	1,508
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | equity instruments [Member]
Financial assets at fair value by levels [Line Items]
Assets	37	60	59
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Debt securities [Member]
Financial assets at fair value by levels [Line Items]
Assets	189	57	55
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | loans and advances [Member]
Financial assets at fair value by levels [Line Items]
Assets	2,913	1,148	849
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Derivatives [member]
Financial assets at fair value by levels [Line Items]
Assets	247	121	109
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Interest rate [Member]
Financial assets at fair value by levels [Line Items]
Assets
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Equity [member]
Financial assets at fair value by levels [Line Items]
Assets
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Foreign exchange and gold [Member]
Financial assets at fair value by levels [Line Items]
Assets
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Credit [Member]
Financial assets at fair value by levels [Line Items]
Assets
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Commodities [Member]
Financial assets at fair value by levels [Line Items]
Assets
Level 3 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member]
Financial assets at fair value by levels [Line Items]
Assets	1,186	992	1,160
Level 3 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | equity instruments [Member]
Financial assets at fair value by levels [Line Items]
Assets	751	465	103
Level 3 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | Debt securities [Member]
Financial assets at fair value by levels [Line Items]
Assets	0	28	19
Level 3 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | loans and advances [Member]
Financial assets at fair value by levels [Line Items]
Assets	435	499	1,038
Level 3 Of Fair Value Hierarchy [Member] | Financial assets designated at fair value through profit or loss [Member]
Financial assets at fair value by levels [Line Items]
Assets	0	0	0
Level 3 Of Fair Value Hierarchy [Member] | Financial assets designated at fair value through profit or loss [Member] | Debt securities [Member]
Financial assets at fair value by levels [Line Items]
Assets	0	0	0
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member]
Financial assets at fair value by levels [Line Items]
Assets	719	598	1,084
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | equity instruments [Member]
Financial assets at fair value by levels [Line Items]
Assets	106	105	480
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Financial assets at fair value by levels [Line Items]
Assets	613	493	604
Level 3 Of Fair Value Hierarchy [Member] | Hedging derivatives [Member]
Financial assets at fair value by levels [Line Items]
Assets	9	8	0
Level 3 Of Fair Value Hierarchy [Member] | Hedging derivatives [Member] | Interest rate [Member]
Financial assets at fair value by levels [Line Items]
Assets
Level 3 Of Fair Value Hierarchy [Member] | Hedging derivatives [Member] | Equity [member]
Financial assets at fair value by levels [Line Items]
Assets
Level 3 Of Fair Value Hierarchy [Member] | Hedging derivatives [Member] | Foreign exchange and gold [Member]
Financial assets at fair value by levels [Line Items]
Assets
Level 3 Of Fair Value Hierarchy [Member] | Hedging derivatives [Member] | Credit [Member]
Financial assets at fair value by levels [Line Items]
Assets
Level 3 Of Fair Value Hierarchy [Member] | Hedging derivatives [Member] | Commodities [Member]
Financial assets at fair value by levels [Line Items]
Assets